Asset Acquisition and Non-controlling Interest (“NCI”)	12 Months Ended
Jun. 30, 2022
Asset Acquisitions And Interests In Other Entities [Abstract]
Asset Acquisition and Non-controlling Interest (“NCI”)	Asset Acquisition and Non-controlling Interest (“NCI”)

Accounting Policy

Non-controlling interests (“NCI”) are recognized either at fair value or at the NCI’s proportionate share of the acquiree’s net assets, determined on an acquisition-by-acquisition basis. For each acquisition, the excess of the total consideration, the fair value of previously held equity interests held prior to obtaining control and the NCI in the acquiree, over the fair value of the identifiable net asset acquired, is recorded as goodwill.

The change in non-controlling interest is as follows:

$
Non-controlling interest on initial capital contribution	866
Share of (loss) profit for the period	(355)
Balance June 30, 2022	$511

Growery B.V.

On November 12, 2021, the Company, through its wholly-owned indirect subsidiary, Aurora Nederland B.V., entered into a sale and purchase agreement to purchase 40% of the issued and outstanding shares in Growery B.V. (“Growery”). The Company controls Growery as it has the right to nominate two of three members of the Supervisory Board of Growery, and decisions require a simple majority. Based on having a controlling interest, the Company has consolidated Growery’s results in these consolidated financial statements.

The Company accounted for this purchase as an asset acquisition. In connection with the asset acquisition, the Company made an upfront cash payment of $0.6 million (EUR 0.4 million). In addition, the Company is obligated to make aggregate cash milestone payments of up to $5.8 million (EUR $4.0 million) upon Growery achieving sufficient profits available for distribution, and up to $4.3 million (EUR 3.0 million) upon Growery achieving certain revenue targets. The Company recognized NCI of $0.9 million (EUR 0.6 million) based on its proportion share of Growery’s net assets. The difference between the purchase price and the net assets acquired has been allocated to intangible assets. A definite life intangible asset license of $2.0 million (EUR 1.4 million) has been recognized in these financial statements. The Company incurred transaction costs of $0.1 million (EUR 0.1 million) which have been capitalized to the net assets acquired.

Netherlands-based Growery is in the business of cultivation, production and sale of recreational cannabis. Growery is one of the few license holders permitted to participate in the Controlled Cannabis Supply Chain Experiment (the “CCSC”). The CCSC is scheduled to be in effect for a minimum of four years, during which the Dutch government will evaluate if the rules of the CCSC should be expanded nationally.